CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 3,836,088	¥ 3,941,802
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	154	139
Total cash, cash equivalent, restricted cash and restricted cash equivalents	3,836,242	3,941,941
Right-of-use asset	¥ 16,317	¥ 45,445